Assets pledged, collateral received and assets transferred - Disclosure of collateral held as security for assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Fair value of securities accepted as collateral	£ 1,511,839	£ 1,317,237
Of which fair value of securities re-pledged/transferred to others	£ 1,389,012	£ 1,193,809